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                   [State Farm Life Insurance Company Letterhead]


                                   May 1, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     RE:  State Farm Life Insurance Company Variable Life Separate Account (File
         No. 333-19521)

Gentlemen:

     On behalf of the above-referenced registrant, and in lieu of filing a prospectus pursuant to Rule 497(b) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of prospectus that would have been filed would not have differed from the prospectus contained in the registrant's most recent post-effective amendment filed with the Securities and Exchange Commission on April 27, 2001.

     Please contact the undersigned at 309-735-6701 if you have any questions about this filing.

                                         Sincerely,


                                         /s/ Brian Lord
                                         Brian Lord
                                         Assistant Counsel


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